16. Lease Commitments	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Lease Commitments

Rental expenses incurred for operating leases during the years ended December 31, 2016 and 2015 were $140,144 and $140,407, respectively.

The Company leased approximately 2,807 square feet of office space at 9401 Wilshire Boulevard, Beverly Hills, California pursuant to a standard office lease dated February 3, 2012. The lease had a term of 3 years, from May 1, 2012 through April 30, 2015. The monthly rent was $10,807 which was to be adjusted upward 3% each year on the anniversary of the lease. The Company did not renew this lease.

During the first quarter of 2015, the Company entered into an agreement for new office space to which it relocated its operations upon the expiration of its prior lease. Effective May 1, 2015, the Company began leasing approximately 3,251 square feet of general office space at 301 North Canon Drive, Suite 305, Beverly Hills, California 90210 pursuant to a 35-month sub-lease that commenced on May 1, 2015. The Company will pay $136,542 annually subject to annual escalations of 3%.

The following is a schedule of future minimum lease payments required by the non-cancelable operating lease agreement:

Year	Amount
2017	$143,451
2018	36,214
$179,665